Consolidated Statement of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
REVENUES
Premiums	$ 265,208	[1]	$ 184,458	[1]	$ 92,176
Policy charges and fee income	1,230,601	[1]	1,300,095	[1]	624,320
Net investment income	884,001		550,235		367,350
Asset administration fees	284,182		202,177		19,138
Other income (loss)	(651,469)	[1]	262,420	[1]	83,256
Realized investment gains (losses), net	336,382	[2]	(386,894)	[2]	(62,976)
Change in value of market risk benefits, net of related hedging gain (loss)	(700,581)	[1]	(4,222,530)	[1]	0
TOTAL REVENUES	1,648,324		(2,110,039)		1,123,264
BENEFITS AND EXPENSES
Policyholders’ benefits	458,373	[1]	82,710	[1]	298,149
Change in estimates of liability for future policy benefits	55,099	[1]	27,008	[1]	0
Interest credited to policyholders’ account balances	445,215	[1]	(151,389)	[1]	233,375
Amortization of deferred policy acquisition costs	520,276	[1]	325,595	[1]	140,562
General, administrative and other expenses	1,156,464	[1]	(523,774)	[1]	383,043
TOTAL BENEFITS AND EXPENSES	2,635,427		(239,850)		1,055,129
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(987,103)		(1,870,189)		68,135
Income tax expense (benefit)	(295,535)	[1]	(474,786)	[1]	(130,248)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(691,568)		(1,395,403)		198,383
Equity in earnings of operating joint venture, net of taxes	(75,137)		702		(1,686)
Net income (loss)	(766,705)	[2]	(1,394,701)	[2]	196,697
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(9,337)		(3,891)		599
Net unrealized investment gains (losses)	(2,254,037)	[1]	(210,486)	[1]	334,893
Interest rate remeasurement of future policy benefits	310,353	[1]	37,274	[1]	0
Gain (loss) from changes in non-performance risk on market risk benefits	1,440,305	[1]	(435,232)	[1]	0
Total	(512,716)		(612,335)		335,492
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(106,197)	[1]	(128,241)	[1]	70,806
Other comprehensive income (loss), net of tax	(406,519)		(484,094)		264,686
Comprehensive income (loss)	$ (1,173,224)		$ (1,878,795)		$ 461,383

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.